Property, plant and equipment - Schedule of property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 3,308,616	$ 3,179,299	$ 3,127,091
Acquisitions	370,155	628,320	436,680
Disposals and cancellations	(817,820)	(258,899)	(39,522)
Depreciation charges	(219,428)	(221,576)	(344,904)
Transfer to assets held for sale (Note 3)	(871,875)	(18,459)
Transfers	0	0	0
Translation differences	15	(69)	(46)
Property, plant and equipment, ending balance	1,769,663	3,308,616	3,179,299
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	5,315,120	5,115,573	4,934,443
Property, plant and equipment, ending balance	3,433,409	5,315,120	5,115,573
Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(2,006,504)	(1,936,274)	(1,807,352)
Property, plant and equipment, ending balance	(1,663,746)	(2,006,504)	(1,936,274)
Vessels
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,057,932	2,967,787	2,865,308
Acquisitions	295,568	448,850	56,111
Disposals and cancellations	(815,733)	(258,899)	(39,522)
Depreciation charges	(200,896)	(199,457)	(296,837)
Transfer to assets held for sale (Note 3)	(870,844)	(18,459)
Transfers	163,543	118,110	382,727
Translation differences	0	0	0
Property, plant and equipment, ending balance	1,629,570	3,057,932	2,967,787
Vessels | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	5,014,747	4,875,810	4,608,326
Property, plant and equipment, ending balance	3,265,939	5,014,747	4,875,810
Vessels | Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,956,815)	(1,908,023)	(1,743,018)
Property, plant and equipment, ending balance	(1,636,369)	(1,956,815)	(1,908,023)
Vessels under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	228,429	181,293	207,069
Acquisitions	41,627	165,246	356,951
Disposals and cancellations	0	0	0
Depreciation charges	0	0	0
Transfer to assets held for sale (Note 3)	0	0
Transfers	(163,543)	(118,110)	(382,727)
Translation differences	0	0	0
Property, plant and equipment, ending balance	106,513	228,429	181,293
Vessels under construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	228,429	181,293	207,069
Property, plant and equipment, ending balance	106,513	228,429	181,293
Vessels under construction | Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0	0
Property, plant and equipment, ending balance	0	0	0
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	21,493	29,001	52,955
Acquisitions	31,557	14,060	23,476
Disposals and cancellations	(2,087)	0	0
Depreciation charges	(18,040)	(21,509)	(47,387)
Transfer to assets held for sale (Note 3)	0	0
Transfers	0	0	0
Translation differences	13	(59)	(43)
Property, plant and equipment, ending balance	32,936	21,493	29,001
Right-of-use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	66,785	53,226	113,859
Property, plant and equipment, ending balance	56,240	66,785	53,226
Right-of-use assets | Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(45,292)	(24,225)	(60,904)
Property, plant and equipment, ending balance	(23,304)	(45,292)	(24,225)
Other tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	762	1,218	1,759
Acquisitions	372	164	142
Disposals and cancellations	0	0	0
Depreciation charges	(492)	(610)	(680)
Transfer to assets held for sale (Note 3)	0	0
Transfers	0	0	0
Translation differences	2	(10)	(3)
Property, plant and equipment, ending balance	644	762	1,218
Other tangible assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	5,159	5,244	5,189
Property, plant and equipment, ending balance	4,717	5,159	5,244
Other tangible assets | Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(4,397)	(4,026)	(3,430)
Property, plant and equipment, ending balance	(4,073)	(4,397)	(4,026)
Prepayments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0	0
Acquisitions	1,031	0	0
Disposals and cancellations	0	0	0
Depreciation charges	0	0	0
Transfer to assets held for sale (Note 3)	(1,031)	0
Transfers	0	0	0
Translation differences	0	0	0
Property, plant and equipment, ending balance	0	0	0
Prepayments | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0	0
Property, plant and equipment, ending balance	0	0	0
Prepayments | Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0	0
Property, plant and equipment, ending balance	$ 0	$ 0	$ 0